Finance Income and Finance Costs - Summary of Finance Income and Finance Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Interest income:
Financial assets measured at amortized cost	¥ 168,455	¥ 184,928	¥ 169,287
Financial assets measured at fair value through other comprehensive income	1,242	1,206	798
Financial assets measured at fair value through profit or loss	5,404	4,997	3,610
Other	4,365
Total	179,466	191,131	173,695
Interest expense:
Financial liabilities measured at amortized cost	(59,731)	(45,385)	(42,609)
Other	(23,831)	(9,522)	(17,022)
Total	(83,562)	(54,907)	(59,631)
Dividends received:
Financial assets measured at fair value through other comprehensive income	15,578	15,037	8,804
Gains (losses) on derivatives:
Financial assets and financial liabilities measured at fair value through profit or loss	65,195	(24,783)	(202)
Gains (losses) on foreign exchange	(29,159)	(22,009)	67,414
Other	25,608	(1,297)	(40,490)
Total	77,222	(33,052)	35,526
Total finance income and finance costs	¥ 173,126	¥ 103,172	¥ 149,590